Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts, net (in Dollars)	$ 2,391,641	$ 2,197,396	$ 3,066,937
Common stock, par value (in Dollars per share)	$ 0.0002	$ 0.0002
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	14,259,182	13,239,182
Common stock, shares outstanding	14,259,182	13,239,182